Related undertakings (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Interests In Other Entities Explanatory [Abstract]
Summary of Group's subsidaries, associated undertakings and joint ventures
Strategic report	Governance report	Financial statements	Production, reserves and operations	Additional information

In accordance with section 409 of the Companies Act 2006, disclosed below is a full list of related undertakings of the Group. Related undertakings include “subsidiaries”, “associated undertakings”, and “significant holdings in undertakings other than subsidiary companies”. The registered office address, country of incorporation, classes of shares and the effective percentage of equity owned by the Group calculated by reference to voting rights, is disclosed as at 31 December 2017.

The definition of a subsidiary undertaking in accordance with the Companies Act 2006 is different from the definition under IFRS. As a result, the related undertakings included within this list may not be the same as the related undertakings consolidated in the Group IFRS financial statements. Unless otherwise disclosed, all undertakings with an effective equity holding of greater than 50% are considered subsidiary undertakings for the purpose of this note.

Refer to notes 33-36 for further information on accounting policies, basis of consolidation, principal subsidiaries, joint operations, joint ventures and associates.

An explanation of the dual listed companies structure of Rio Tinto plc and Rio Tinto Limited can be found on pages 250 to 251. For completeness, the effective ownership by the Group relates to effective holdings by both entities either together or individually.

Wholly owned subsidiary undertakings
Name of undertaking and country of incorporation	Share class	% of share class held by Group companies	Effective Group % ownership	Registered office address
10029734 Canada Inc.; Canada	CAD$1.00 Common shares	100	100	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
	CAD$1.00 Preferred shares	100
1043802 Ontario Ltd; Canada	CAD Ordinary shares	100	100	66 Wellington Street West, Suite 4700, Toronto Dominion Bank Tower, Toronto ON M5K 1E6, Canada
1109723 B.C. Ltd.	CAD Common shares	100	100	1800 - 510 West Georgia Street, Vancouver BC V6B 0M3, Canada
46106 YUKON INC.; Canada	CAD Common shares	100	100	200-204 Lambert Street, Whitehorse YT Y1A 3T2, Canada
46117 YUKON INC.; Canada	CAD Common shares	100	100	200-204 Lambert Street, Whitehorse YT Y1A 3T2, Canada
	CAD Preferred shares	100	100
535630 YUKON INC.; Canada	CAD Common shares	100	100	c/o Macdonald & Company, 200-204 Lambert Street, Whitehorse YT Y1A 3T2, Canada
	CAD Preferred shares	100	100
7999674 CANADA INC.; Canada	CAD Common shares	100	100	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
9230556 CANADA INC.; Canada	CAD Common shares	100	100	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
	CAD Preferred shares	100
9539549 CANADA INC.; Canada	US$ Common shares	100	100	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Alcan Alumina Ltda.; Brazil	BRL1.00 Quota shares	100	100	Avenida Engenheiro Emiliano Macieira, 1—km 18, Pedrinhas, Sao Luis, MA, 65095-603, Brazil
Alcan Asia Limited; Hong Kong	HKD Ordinary shares	100	100	Suite 2802, 28/F, Lippo Centre Tower 2, 89 Queensway, Admiralty, Hong Kong
Alcan Betriebs- und Verwaltungsgesellschaft GmbH; Germany	€51.13 Ordinary shares	100	100	Alusingenplatz 1, D-78221, Singen, Germany
Alcan Chemicals Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Alcan Composites Brasil Ltda; Brazil	BRL0.01 Ordinary shares	100	100	Avenida das Nações Unidas, 10.989, 14th floor, Suite 141, São Paulo, 04578-000, Brazil
Alcan Corporation; United States	US$ 0.01 Ordinary shares	100	100	CSC, 211 East 7th Street, Suite 620, Austin TX 78701-3218, United States
Alcan Farms Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Alcan Finances USA LLC; United States	US$1,000.00 Ordinary shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Alcan Gove Development Pty Limited; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
Alcan Gove Pty Limited; Australia	AUD Class A shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
	AUD Class B shares	100
Alcan Gove Superannuation Pty Limited; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia

Notes to the 2017 financial statements
continued

46 Related undertakings continued

Wholly owned subsidiary undertakings
Name of undertaking and country of incorporation	Share class	% of share class held by Group companies	Effective Group % ownership	Registered office address
Alcan Holdings Australia Pty Limited; Australia	AUD Class A shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
	AUD Ordinary shares	100	100
Alcan Holdings Europe B.V.; Netherlands	€455.00 Ordinary shares	100	100	Welplaatweg 104, 3197 KS , Botlek-Rotterdam, Netherlands
Alcan Holdings Europe B.V.; Netherlands	€455.00 Ordinary shares	100	100	Welplaatweg 104, 3197 KS , Botlek-Rotterdam, Netherlands
Alcan Holdings Nederland B.V.; Netherlands	€4,555.00 Ordinary shares	100	100	Welplaatweg 104, 3197 KS , Botlek-Rotterdam, Netherlands
Alcan Holdings Switzerland AG (SA/Ltd.); Switzerland	CHF0.01 Registered shares	100	100	Herostrasse 9, P.O. Box 1954, CH-8048 Zürich, Switzerland
Alcan International Network U.S.A. Inc.; United States	US$ Ordinary shares	100	100	CSC, 80 State Street, Albany NY 12207-2543, United States
Alcan Lebensmittelverpackungen GmbH; Germany	€51.13 Ordinary shares	100	100	Alusingenplatz 1, D-78221, Singen, Germany
Alcan Management Services (Shanghai) Co., Ltd.; China	US$1.00 Ordinary shares	100	100	Unit E, 40F Wheelock Square, No. 1717 West Nanjing Road, Jing’an District, Shanghai, 200040, China
Alcan Management Services Canada Limited/Societe de Services de Gestion Alcan Canada Limitee; Canada	CAD Ordinary shares	100	100	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Alcan Northern Territory Alumina Pty Limited; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
Alcan Packaging Canada Limited; Canada	CAD Ordinary shares	100	100	McCarthy Tetrault LLP, c/o Joanne Pierucci, Suite 5300 Toronto Dominion Bank Tower, Toronto ON M5K 1E6, Canada
Alcan Packaging Mühltal Gmbh & Co. KG; Germany	€51.13 Ordinary shares	100	100	Alusingenplatz 1, D-78221, Singen, Germany
Alcan Primary Metal Australia Pty Ltd; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
Alcan Primary Products Company LLC; United States	US$ Units shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Alcan Primary Products Corporation; United States	US$0.01 Ordinary shares	100	100	CSC, 211 East 7th Street, Suite 620, Austin TX 78701-3218, United States
Alcan Realty Limited/Societe Immobiliere Alcan Limitee; Canada	CAD Ordinary shares	100	100	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Alcan South Pacific Pty Ltd; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
Alcan Trading AG (SA/Ltd.); Switzerland	CHF1000 Registered shares	100	100	Herostrasse 9, P.O. Box 1954, CH-8048 Zürich, Switzerland
Aluminium Dunkerque; France	€16.00 Ordinary shares	100	100	17 Place des Reflets, La Defense 2, 92400, Courbevoie, France
Aluminium Pechiney; France	€16.00 Ordinary shares	100	100	725 rue Aristide Bergès, 38341 Voreppe Cedex, France
Aluminum Company of Canada Limited/Aluminium du Canada Limitee; Canada	CAD Ordinary shares	100	100	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
AML Properties Pty Ltd; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Anglesey Aluminium Limited (Dissolved); United Kingdom(e)	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Anglesey Aluminium Metal Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
AP Service; France	€15.00 Ordinary shares	100	100	725 rue Aristide Bergès, 38341 Voreppe Cedex, France
Argyle Diamond Mines Pty Limited; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Argyle Diamonds (2013) Ltd; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Argyle Diamonds Limited; Australia(a)	AUD Class A shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
	AUD Class B shares	100

Wholly owned subsidiary undertakings
Name of undertaking and country of incorporation	Share class	% of share class held by Group companies	Effective Group % ownership	Registered office address
Ashton Canada Pty Limited; Australia	AUD Ordinary shares	100	100	37 Belmont Avenue, Belmont WA 6104, Australia
Ashton Mining Pty Ltd; Australia	AUD Ordinary shares	100	100	Level 18, Central Park, 152-158 St Georges Terrace, Perth WA 6000, Australia
Ashton Nominees Pty Limited; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Australian Coal Holdings Pty. Limited; Australia(a)	AUD A shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
	AUD Ordinary shares	100
Australian Mining & Smelting Pty Ltd; Australia(a)	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Beasley River Management Pty Limited; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Beasley River Mining Pty Limited; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Borax España, S.A.; Spain	€150.00 Ordinary shares	100	100	CN 340, Km 954, 12520 NULES, Castellon, Spain
Borax Europe Limited; United Kingdom	£0.25 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Borax Francais; France	€2.75 Ordinary shares	100	100	89 Route de Bourbourg, 59210, Coudekerque-Branche, France
Borax Malaysia Sdn Bhd; Malaysia	MYR1.00 Ordinary shares	100	100	Level 7, Menara Milenium, Jalan Damanlela, Pusat Bandar Damansara, Damansara Heights 50490 Kuala Lumpur, Malaysia
Borax Rotterdam N.V.; Netherlands	€453.78 Ordinary shares	100	100	Welplaatweg 104, 3197KS, ROTTERDAM –BOTLEK, Netherlands
British Alcan Aluminium Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Canning Resources Pty Limited; Australia(a)	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Capricorn Diamonds Investments Pty Limited; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Cathjoh Holdings Pty Limited; Australia	AUD Ordinary shares	100	100	Pacific Aluminium, 123 Albert Street, Brisbane QLD 4000, Australia
Champlain Reinsurance Company Ltd.; Switzerland	CHF1.23 Registered shares	100	100	Herostrasse 9, P.O. Box 1954, CH-8048 Zürich, Switzerland
Channar Management Services Pty Limited; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Channar Mining Pty Ltd; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
CIA. Inmobiliaria e Inversiones Cosmos S.A.C.; Peru	PEN1,000.00 Ordinary shares	100	100	Av. Santa Maria No. 110 Urb. Miraflores – MIRAFLORES – LIMA, Peru
Compagnie Générale D’électrolyse Du Palais; France	€0.94 Ordinary shares	100	100	17 Place des Reflets, La Defense 2, 92400, Courbevoie, France
Compania de Transmision Sierraoriente S.A.C.; Peru	PEN1,000.00 Ordinary shares	100	100	Av. Santa Maria No. 110 Urb. Miraflores – MIRAFLORES – LIMA, Peru
CRA Exploration (India) Private Limited; India	INR10.00 Ordinary shares	100	100	Apartment No.100 A/5, Ground Floor, The Capital Court, Olof Palme Marg, Munirka, NEW DELHI 110067, India
CRA Investments Pty. Limited; Australia(a)	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
CRA Pty Ltd; Australia(a)	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Daybreak Development LLC; United States	US$0.01 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Daybreak Property Holdings LLC; United States(c)	—	—	100	CSC, 15 West South Temple, Suite 1701, Salt Lake City UT 84101, United States
Daybreak Secondary Water Distribution Company; United States	US$0.01 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Daybreak Water Holding LLC; United States	US$0.01 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
DB Medical I LLC; United States	US$ Units shares	100	100	CSC, 15 West South Temple, Suite 1701, Salt Lake City UT 84101, United States
DBVC1 LLC; United States(c)	—	—	100	CSC, 15 West South Temple, Suite 1701, Salt Lake City UT 84101, United States
Diavik Diamond Mines (2012) Inc.; Canada	CAD Common shares	100	100	300-5201 50th Avenue, PO Box 2498, Yellowknife NT X1A 2P8, Canada

Notes to the 2017 financial statements
continued

46 Related undertakings continued

Wholly owned subsidiary undertakings
Name of undertaking and country of incorporation	Share class	% of share class held by Group companies	Effective Group % ownership	Registered office address
East Kalimantan Coal Pte. Ltd; Singapore(a)	SGD1.00 Ordinary shares	100	100	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
	US$1.00 Ordinary shares	100
Eastland Management Inc.; United States	US$1.00 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Electric Power Generation Limited; New Zealand(a)	NZD1 Ordinary shares	100	100	Tiwai Road , Southland via Intercargill, New Zealand
Empresa de Mineracao Finesa Ltda.; Brazil	BRL Quotas shares	100	100	SIA, Trecho 2, Lotes 710/720, Brasilia DF, Brazil
Falcon Insurance Ltd; Malta(a)	US$1.00 Class “A” ordinary shares	100	100	No 7, 4th Floor, Block C, Skyway Offices, 179 Marina Street, Pieta , PTA 9042, Malta
	US$1.00 Class “B” shares	100
Flambeau Mining Company; United States	US$0.01 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Fundsprops Pty. Limited; Australia(a)	AUD A Class ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Gladstone Infrastructure Pty Ltd; Australia	AUD Class G Redeemable Preference shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
	AUD A Class ordinary shares	100
Gove Aluminium Ltd; Australia	AUD A Non redeemable preference shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
	AUD A Redeemable preference shares	100
	AUD Ordinary shares	100
GPS Energy Pty Limited; Australia	AUD ordinary shares	100	100	Pacific Aluminium, 123 Albert Street, Brisbane QLD 4000, Australia
GPS Nominee Pty Limited; Australia	AUD ordinary shares	100	100	Pacific Aluminium, 123 Albert Street, Brisbane QLD 4000, Australia
GPS Power Pty. Limited; Australia	AUD ordinary shares	100	100	Pacific Aluminium, 123 Albert Street, Brisbane QLD 4000, Australia
Hail Creek Coal Pty Ltd; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
Hamersley Exploration Pty Limited; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Hamersley HMS Pty Ltd; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Hamersley Holdings Limited; Australia(a)	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Hamersley Iron – Yandi Pty Limited; Australia(a)	AUD Class B shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
	AUD Class C shares	100
	AUD Ordinary shares	100
Hamersley Iron Pty Limited; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Hamersley Resources Limited; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
	AUD Z Class ordinary shares	100
Hamersley WA Pty Ltd; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Henlopen Manufacturing Co., Inc.; United States	US$100.00 Ordinary shares	100	100	CSC, 80 State Street, Albany NY 12207-2543, United States
High Purity Iron Inc.; United States	US$1.00 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
HIsmelt Corporation Pty Limited; Australia(a)	AUD Class A shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia

Wholly owned subsidiary undertakings
Name of undertaking and country of incorporation	Share class	% of share class held by Group companies	Effective Group % ownership	Registered office address
Hunter Valley Resources Pty Ltd; Australia	AUD A Class shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
	AUD B Class shares	100
IEA Coal Research Limited; United Kingdom	£1.00 Ordinary shares	100	100	Apsley House, Third Floor, 176 Upper Richmond Road, London, SW15 2SH, United Kingdom
IEA Environmental Projects Limited; United Kingdom	£1.00 Ordinary shares	100	100	IEAGHG, Pure Offices Cheltenham Office Park, Hatherley Lane, Cheltenham, GL51 6SH, United Kingdom
Industrias Metalicas Castello S.A.; Spain	€6.01 Ordinary shares	100	100	Calle Tuset 10, 08006, Barcelona, Catalogna, Spain
Integrity Land and Cattle LLC; United States	US$ Units shares	100	100	CSC, 2338 W. Royal Palm Road, Suite J, Phoenix AZ 85021
Itallumina Srl; Italy(d)	€1.00 Quotas shares	100	100	Viale Castro Pretorio 122, 00185, Roma, Italy
Johcath Holdings Pty Limited; Australia	AUD Ordinary shares	100	100	Pacific Aluminium, 123 Albert Street, Brisbane QLD 4000, Australia
Juna Station Pty Ltd; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Kalimantan Gold Pty Limited; Australia	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Kalteng Pty. Ltd; Australia(a)	AUD A Class ordinary shares	100	100	37 Belmont Avenue, Belmont WA 6104, Australia
	AUD1.00 Class B (Fully paid $1.00 13/01/2003)	100
	AUD1.00 Class B (Paid to $0.12 02/09/2005)	100
	AUD Ordinary shares	100
Kelian Investment Limited; British Virgin Islands(c)(e)	—	—	100	Woodbourne Hall, Road Town, Tortola, British Virgin Islands
Kelian Pty. Limited; Australia(a)	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Kembla Coal & Coke Pty. Limited; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
Kennecott Barneys Canyon Mining Company; United States	US$0.01 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Kennecott Exploration Company; United States	US$0.01 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Kennecott Exploration Mexico, S.A. de C.V.; Mexico	MXN1,000.00 Ordinary shares	100	100	Felix Berenguer 125 – 4,Col.Lomas Virreyes, Distrito Federal, 11000, Mexico
Kennecott Holdings Corporation; United States	US$0.01 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Kennecott Land Company; United States	US$0.01 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Kennecott Land Investment Company LLC; United States(c)	—	—	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Kennecott Molybdenum Company; United States	US$0.01 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Kennecott Nevada Copper Company; United States	US$0.01 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Kennecott Ridgeway Mining Company; United States	US$0.01 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Kennecott Royalty Company; United States	US$100.00 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Kennecott Services Company; United States	US$0.01 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Kennecott Uranium Company; United States	US$0.01 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Kennecott Utah Copper LLC; United States	US$ Units shares	100	100	CSC, 15 West South Temple, Suite 1701, Salt Lake City UT 84101, United States
Kennecott Water Distribution LLC; United States	US$ Ordinary shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Kestrel Coal Pty Limited; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
Kestrel Coal Sales Pty Limited; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
Kutaibar Holdings Pty Ltd; Australia(a)	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia

Notes to the 2017 financial statements
continued

46 Related undertakings continued

Wholly owned subsidiary undertakings
Name of undertaking and country of incorporation	Share class	% of share class held by Group companies	Effective Group % ownership	Registered office address
Lawson Mardon Flexible Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Lawson Mardon Smith Brothers Ltd.; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Metallwerke Refonda AG; Switzerland	CHF125 Bearer shares	100	100	Herostrasse 9, P.O. Box 1954, CH-8048 Zürich, Switzerland
Metals & Minerals Insurance Pte. Limited; Singapore	SGD Redeemable preference shares	100	100	2 Shenton Way, #2601, SGX Centre 1, Singapore 068804, Singapore
	SGD Ordinary shares	100
Mineracao Tabuleiro Ltda; Brazil	BRL Quotas shares	100	100	SIA, Trecho 2, Lotes 690/720, Brasilia DF, Brazil
Minera Kennecott, S.A.de C.V.; Mexico	MXN1 Series “B” shares	100	100	Florencia 57,Piso 3,Col.Juarez, Delegacion Cuauhtemoc, Mexico, D.F., 06600, Mexico
Mitchell Plateau Bauxite Co. Pty. Limited; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
Mount Bruce Mining Pty Limited; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Mount Pleasant Pty Ltd; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
Mutamba Mineral Sands S.A.; Mozambique	MZN100.00 Ordinary shares	100	100	Avenida 24 de Julho, no. 3412, Bairro da Polana Cimento, Maputo City, Mozambique
NBH Pty Ltd; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Nhulunbuy Corporation Limited; Australia(c)	—	—	100	19 Westal Street, Nhulunbuy NT 0880, Australia
Norgold Pty Limited; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
	Redeemable Preference	100
North Gold (W.A.) Pty Ltd; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
	AUD Redeemable preference shares	100
North Insurances Pty. Ltd.; Australia	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
North IOC (Bermuda) Holdings Limited; Bermuda	US$1.00 Ordinary shares	100	100	Clarendon House, 2 Church Street, Hamilton, HM 11, Bermuda
North IOC (Bermuda) Limited; Bermuda	US$143.64 Class A ordinary shares	100	100	Clarendon House, 2 Church Street, Hamilton, HM 11, Bermuda
	US$100,000.00 Preferred shares	100
	US$1.00 Ordinary shares	100
North IOC Holdings Pty Ltd; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
North Limited; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
North Mining Limited; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
	AUD Redeemable preference shares	100
Pacific Aluminium (New Zealand) Limited; New Zealand	NZD1 Ordinary shares	100	100	Level 6, 109 Featherston Street, Wellington, 6011, New Zealand
Pacific Aluminium Bell Bay Sales Pty Limited; Australia	AUD Ordinary shares	100	100	Pacific Aluminium, 123 Albert Street, Brisbane QLD 4000, Australia
Pacific Aluminium Pty. Limited; Australia(a)	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Pacific Aluminium Services Pty Limited; Australia	AUD Ordinary shares	100	100	Pacific Aluminium, 123 Albert Street, Brisbane QLD 4000, Australia
Pacific Coast Mines, Inc.; United States	US$1.00 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Pechiney Aviatube Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Pechiney Bâtiment; France	€15.00 Ordinary shares	100	100	725 rue Aristide Bergès, 38341 Voreppe Cedex, France

Wholly owned subsidiary undertakings
Name of undertaking and country of incorporation	Share class	% of share class held by Group companies	Effective Group % ownership	Registered office address
Pechiney Bécancour, Inc.; United States	US$1.00 Ordinary shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Pechiney Cast Plate, Inc.; United States	US$1.00 Ordinary shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Pechiney Consolidated Australia Pty Limited; Australia	US$1.00 Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
	US$1.00 Preference shares	100
Pechiney Dis Ticaret Limited Sirketi; Turkey(d)	TRY25.00 Ordinary shares	100	100	Karakoy Haci Mimi Mah. Vekil Harc Sok. 10 Kat 4, Beyoglu, Istanbul, Turkey
Pechiney Holdings, Inc.; United States	US$1.00 Ordinary shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Pechiney Metals LLC; United States(c)	—	—	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Pechiney Plastic Packaging, Inc.; United States	US$ Ordinary shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Pechiney Sales Corporation; United States	US$1.00 Ordinary shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Peko Exploration Pty Ltd.; Australia	AUD Ordinary shares	100	100	37 Belmont Avenue, Belmont WA 6104, Australia
Peko-Wallsend Pty Ltd; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Pilbara Iron Company (Services) Pty Ltd; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Pilbara Iron Pty Ltd; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Port d’Ehoala S.A.; Madagascar	US$100.00 Ordinary shares	100	100	Immeuble ASSIST, Ivandry , Lot N°35, 5ème étage, 101 Antananarivo , Antananarivo, Madagascar
Project Generation Group Pty Ltd; Australia(a)	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
PSZ Pty Limited; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
PT Alcan Packaging Flexipack; Indonesia(d)	IDR1,000,000.00 Ordinary shares	100	100	31st Floor, Menara BTPN, Jl. Dr. Ide Anak Agung Gde Agung Lot 5.5-5.6, Mega Kuningan, Jakarta, 12950, Indonesia
PT Rio Tinto Consultants; Indonesia(d)	US$1.00 Ordinary shares	100	100	31st Floor, Menara BTPN, Jl. Dr. Ide Anak Agung Gde Agung Lot 5.5-5.6, Mega Kuningan, Jakarta, 12950, Indonesia
PT Rio Tinto Exploration; Indonesia(d)	US$1.00 Ordinary shares	100	100	15th Floor, Menara Anugrah, Kantor Taman E3.3, Jalan DR. Ide Anak Agung Gde Agung Lot 8.6-8.7, Jakarta, 12950, Indonesia
PT Rio Tinto Indonesia; Indonesia	US$1.00 Ordinary shares	100	100	31st Floor, Menara BTPN, Jl. Dr. Ide Anak Agung Gde Agung Lot 5.5-5.6, Mega Kuningan, Jakarta, 12950, Indonesia
PT Rio Tinto Irja; Indonesia(d)	US$1.00 Ordinay shares	100	100	31st Floor, Menara BTPN, Jl. Dr. Ide Anak Agung Gde Agung Lot 5.5-5.6, Mega Kuningan, Jakarta, 12950, Indonesia
QIT Madagascar Minerals Ltd; Bermuda	US$1.00 Ordinay shares	100	100	Canon’s Court, 22 Victoria Street, Hamilton, HM 12, Bermuda
Queensland Coal Pty. Limited; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
Química e Metalúrgica Mequital Ltda.; Brazil	BRL Ordinary shares	100	100	Av. das Nacoes Unida, 12551 19o, andar, CJ 1911, 04578-000, Sao Paulo, SP, Brazil
Ranges Management Company Pty Ltd; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Ranges Mining Pty Ltd; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Resolution Copper Company; United States	US$0.01 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Richards Bay Mining Holdings (Proprietary) Limited; South Africa	ZAR1.00 A Ordinary shares	100	100	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
	ZAR1.00 B Ordinary shares	100
Richards Bay Titanium Holdings (Proprietary) Limited; South Africa	ZAR1.00 A Ordinary shares	100	100	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
	ZAR1.00 B Ordinary shares	100

Notes to the 2017 financial statements
continued

46 Related undertakings continued

Wholly owned subsidiary undertakings
Name of undertaking and country of incorporation	Share class	% of share class held by Group companies	Effective Group % ownership	Registered office address
Rio de Contas Desenvolvimentos Minerais Ltda; Brazil	BRL Quota shares	100	100	Rua Coronel Durval Matos, S/N. Centro, Municipio de Jaguaquara, Estado da Bahia, CEP45345-000, Brazil
Rio Santa Rita Empreenimentos e-Particiacoes Ltda	BRL Quota shares	100	100	SIA, Trecho 2, Lotes 690/720, Brasilia, DF, Brazil
Rio Sava Exploration DOO; Serbia(c)	—	—	100	Resavska 23, 11000 Beograd, Beograd, 11000, Serbia
Rio Tinto (Commercial Paper) Limited; Australia(a)	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Rio Tinto (Hong Kong) Ltd; Hong Kong	HKD Ordinary shares	100	100	Suite 2802, 28/F, Lippo Centre Tower 2, 89 Queensway, Admiralty, Hong Kong
Rio Tinto (Mauritius) Pty Limited; Mauritius(d)	US$1.00 Ordinary shares	100	100	6th Floor, Tower A, 1 Cybercity, Ebene, Mauritius
Rio Tinto Advisory Services Pty Limited; Australia	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Rio Tinto Alcan Fund Inc.; Canada	CAD Ordinary shares	100	100	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Rio Tinto Alcan Inc.; Canada	CAD Common shares	100	100	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Rio Tinto Alcan International Ltd. / Rio Tinto Alcan International Ltee; Canada	CAD Common shares	100	100	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Rio Tinto Alcan Middle East DMCC; United Arab Emirates	AED1,000 Ordinary shares	100	100	Gold Tower, Jlt Cluster I, 8th Floor, Unit E, Dubai, PO BOX 340801, United Arab Emirates
Rio Tinto Alcan Technology Pty Ltd; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
Rio Tinto Almazpoisk LLC; Russian Federation(c)(d)	—	—	100	3, Aleksandra Lukyanova, 105066, Moscow, Russian Federation
Rio Tinto Aluminium (Bell Bay) Limited; Australia	AUD 7.5% Cumulative preference shares	100	100	Pacific Aluminium, Level 3, 500 Queen Street, Brisbane QLD 4000, Australia
	AUD Ordinary shares	100
Rio Tinto Aluminium (Holdings) Limited; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
Rio Tinto Aluminium Limited; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
Rio Tinto America Holdings Inc.; United States	US$0.01 Class A common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
	US$100.00 Series A preferred stock	100
Rio Tinto America Inc.; United States	US$100.00 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Rio Tinto Asia Ltd; Hong Kong	HKD Ordinary shares	100	100	Suite 2802, 28/F, Lippo Centre Tower 2, 89 Queensway, Admiralty, Hong Kong
Rio Tinto Asia Pty. Limited.; Australia(a)	AUD Class A shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
	AUD Ordinary shares	100
Rio Tinto AuM Company; United States	US$0.01 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Rio Tinto Australian Holdings Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
	US$1.00 Ordinary shares	100
Rio Tinto Bahia Holdings Limited; United Kingdom	US$1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Base Metals Pty. Limited; Australia(a)	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Rio Tinto Brazilian Holdings Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
	US$1.00 Ordinary shares	100
Rio Tinto Brazilian Investments Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
	US$1.00 Ordinary shares	100
Rio Tinto Canada Diamond Operation Management Inc.; Canada	CAD Common shares	100	100	300-5201 50th Avenue, PO Box 2498, Yellowknife NT X1A 2P8, Canada
Rio Tinto Canada Inc; Canada	CAD Class B shares	100	100	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
	CAD Class C shares	100
	CAD Class D shares	100
	CAD Class J Shares	100
	Class K Shares	100

Wholly owned subsidiary undertakings
Name of undertaking and country of incorporation	Share class	% of share class held by Group companies	Effective Group % ownership	Registered office address
Rio Tinto Canada Management Inc./ Rio Tinto Gestion Canada Inc.; Canada	CAD Common shares	100	100	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
	CAD Preferred shares	100
Rio Tinto Canada Uranium Corporation; Canada	CAD Common shares	100	100	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Rio Tinto Coal (Clermont) Pty Ltd; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
Rio Tinto Coal Australia Pty Limited; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
Rio Tinto Coal Investments Pty Limited; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
Rio Tinto Coal NSW Holdings Limited; Australia(a)	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
Rio Tinto Desenvolvimentos Minerais LTDA.; Brazil	BRL Quotas shares	100	100	SIG Quadra 04, Lote 175, Torre A, Salas 106 a 109, Edificio Capital Financial Center, Brasilia, CEP 70610-440, Brazil
Rio Tinto Diamonds and Minerals Canada Holding Inc.; Canada	CAD Class A (dividend rights)	100	100	300-5201 50th Avenue, PO Box 2498, Yellowknife NT X1A 2P8, Canada
	CAD Class B shares	100
	CAD Class C (voting rights) shares	100
	CAD Class P1 preferred shares	100
Rio Tinto Diamonds Limited; United Kingdom	US$1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Diamonds Netherlands B.V.; Netherlands	€500.00 Ordinary shares	100	100	Welplaatweg 104, 3197 KS , Botlek-Rotterdam, The Netherlands, Netherlands
Rio Tinto Diamonds NV; Belgium	€ Ordinary shares	100	100	Hoveniersstraat 53, 2018 Antwerp, Belgium
Rio Tinto Eastern Investments B.V.; Netherlands	€13,418,899,730 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Energy America Inc.; United States	US$0.01 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Rio Tinto Energy Limited; United Kingdom	US$1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Escondida Limited; Bermuda	US$1.00 Ordinary shares	100	100	22 Canon’s Court, Victoria Street, Hamilton, HM 12, Bermuda
Rio Tinto European Holdings Limited; United Kingdom(b)	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Exploration (Asia) Holdings Pte. Ltd.; Singapore	US$1.00 Ordinary shares	100	100	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
Rio Tinto Exploration (PNG) Limited; Papua New Guinea(a)	PGK1.00 Ordinary shares	100	100	c/o BDO Accountants, Section 15, Lot 15, Bernal Street, National Capital District, Papua New Guinea
Rio Tinto Exploration and Mining (India) Private Limited; India	INR10.00 Ordinary shares	100	100	21st Floor, DLF Building No.5, Tower A, DLF Cyber City, Phase –III, Gurgaon, Haryana, 122002, India
Rio Tinto Exploration Canada Inc.; Canada	CAD Class A shares	100	100	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
	CAD Class B shares	100
	CAD Class C shares	100
	CAD Class D shares	100
	CAD Class E preferred shares	100
Rio Tinto Exploration Gabon SA; Gabon(d)	XAF10,000 Ordinary shares	100	100	C/O NEW ACE Baker Tilly, Quartier Louis – Quaben,Libreville,B.P :3981 ,Gabon
Rio Tinto Exploration India Private Limited; India	INR10.00 Ordinary shares	100	100	Apartment No.100 A/5, Ground Floor, The Capital Court, Olof Palme Marg, Munirka, NEW DELHI 110067, India
Rio Tinto Exploration Kazakhstan LLP; Kazakhstan(c)	—	—	100	Dostyk 310/G, Almaty, 050020, Kazakhstan
Rio Tinto Exploration Pty Limited; Australia(a)	AUD Class B shares	100	100	37 Belmont Avenue, Belmont WA 6104, Australia
	AUD Class C shares	100
	AUD Ordinary shares	100
Rio Tinto Exploration Zambia Limited; Zambia	ZMW1.00 Ordinary shares	100	100	Plot 3827, Parliament Road, Olympia, Lusaka,Zambia

Notes to the 2017 financial statements
continued

46 Related undertakings continued

Wholly owned subsidiary undertakings
Name of undertaking and country of incorporation	Share class	% of share class held by Group companies	Effective Group % ownership	Registered office address
Rio Tinto Fer et Titane inc.; Canada	CAD Class B preference shares	100	100	1625 Route Marie-Victorin, Sorel-Tracy QC J3R 1M6, Canada
	CAD Common shares	100
	CAD$0.01 Preferred shares	100
Rio Tinto FH Limited; United Kingdom(d)	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Finance (USA) Limited; Australia(a)	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Rio Tinto Finance (USA) plc; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto PACE Canada Inc./Gestion Rio Tinto PACE Canada Inc.; Canada	CAD Ordinary shares	100	100	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Rio Tinto Finance Limited; Australia(a)	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000,Australia
Rio Tinto Finance plc; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
	US$1.00 Ordinary shares	100
Rio Tinto France S.A.S.; France	€15.25 Ordinary shares	100	100	17 Place des Reflets, La Defense 2, 92400,Courbevoie, France
Rio Tinto Global Employment Company Pte. Ltd.; Singapore	US$1.00 Ordinary shares	100	100	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
Rio Tinto Guinée S.A.; Guinea	GNF100,000.00 Ordinary shares	100	100	Route de la Corniche Nord, Cité Ministérielle—Rue DI 256 Quartier Landréah, Commune de Dixinn—BP 99,Conakry, Guinea
Rio Tinto Holdings LLC; Mongolia	MNT20,000.00 Ordinary shares	100	100	Monnis Tower 13th floor, Chinggis Avenue-15, SBD, Ulaanbaatar-14240, Mongolia
Rio Tinto Hydrogen Energy Australia Pty Limited; Australia(a)	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000,Australia
Rio Tinto Hydrogen Energy LLC; United States(c)	—	—	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Rio Tinto Iceland Ltd.; Iceland	ISK1.00 Registered shares	100	100	P.O. Box 244, IS-222, Hafnarfjördur, Iceland
Rio Tinto India Private Limited; India	INR10.00 Ordinary shares	100	100	Apartment No.100 A/5, Ground Floor, The Capital Court, Olof Palme Marg, Munirka, NEW DELHI 110067, India
Rio Tinto Indonesian Holdings Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
	US$1.00 Ordinary shares	100
Rio Tinto International Holdings Limited; United Kingdom(b)	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto International Trading (Shanghai) Co Ltd; China(d)	US$1.00 Ordinary shares	100	100	Room 1615-3, No. 1 Jilong Road, China (Shanghai) Pilot Free Trade Zone, Shanghai, 200031, China
Rio Tinto Investments One Pty Limited; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Rio Tinto Investments Two Pty Limited; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Rio Tinto Iron & Titanium (Suzhou) Co., Ltd; China	US$1.00 Ordinary shares	100	100	418 Nanshi Street, Suzhou Industrial Park, Suzhou,215021, China
Rio Tinto Iron & Titanium GmbH; Germany(c)	—	—	100	Mergenthalerallee 77, D-65760, Eschborn, (Frankfurt am Main), Germany
Rio Tinto Iron & Titanium Holdings GmbH; Germany(c)	—	—	100	Mergenthalerallee 77, D-65760, Eschborn, (Frankfurt am Main), Germany
Rio Tinto Iron & Titanium Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Iron and Titanium Canada Inc./Rio Tinto Fer et Titane Canada Inc.; Canada	CAD Common shares	100	100	1625 Route Marie-Victorin, Sorel-Tracy QC J3R 1M6, Canada
Rio Tinto Iron Ore Asia Pte Ltd; Singapore	US$1.00 Ordinary shares	100	100	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
Rio Tinto Iron Ore Atlantic Limited; United Kingdom	US$1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Iron Ore Europe S.A.S.; France	€100.00 Ordinary shares	100	100	17 Place des Reflets, La Defense 2, 92400,Courbevoie, France

Wholly owned subsidiary undertakings
Name of undertaking and country of incorporation	Share class	% of share class held by Group companies	Effective Group % ownership	Registered office address
Rio Tinto Iron Ore Trading China Limited; United Kingdom	US$1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Japan Ltd; Japan	JPY500 Ordinary shares	100	100	8th Floor, Kojimachi Diamond Building, 1 Kojimachi 4-chome, Chiyoda-ku, Tokyo 102-0083, Japan
Rio Tinto Jersey Holdings 2010 Limited; Jersey	US$ Ordinary shares	100	100	22 Grenville Street, St Helier, JE4 8PX, Jersey
Rio Tinto Korea Ltd; Republic of Korea	KRW10,000.00 Ordinary shares	100	100	2nd Floor, JS Tower, 6 Teheran-ro 79-gil,Gangnam-Gu, Seoul, 135-877, Republic of Korea
Rio Tinto Logistic Services Pty Ltd; Australia(a)(g)	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000,Australia
Rio Tinto London Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Management Services South Africa (Proprietary) Ltd; South Africa	ZAR2.00 Ordinary shares	100	100	1 Harries Road, Illovo, Sandton, 2196, Sandton,South Africa, 2196, South Africa
Rio Tinto Marketing Pte. Ltd.; Singapore	SGD$1.00 Ordinary shares	100	100	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
	US$1.00 Ordinary shares	100
Rio Tinto Marketing Services Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Medical Plan Trustees Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Metals Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
	US$1.00 Ordinary shares	100
Rio Tinto Minera Peru Limitada SAC; Peru	PEN100.00 Ordinary shares	100	100	Av. La Paz 1049, Oficina 501, Lima 18, Peru
Rio Tinto Mineracao do Brasil Ltda; Brazil	BRL1 Quotas shares	100	100	SIG Quadra 04, Lote 175, Torre A, Salas 106 a 109,Edificio Capital Financial Center, Brasilia, Brasilia,CEP 70610-440, Brazil
Rio Tinto Minerals Asia Pte Ltd; Singapore	SGD$1.00 Ordinary shares	100	100	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
	US$1.00 Ordinary shares	100
Rio Tinto Minerals Development Limited; United Kingdom	£0.25 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Minerals Exploration (Beijing) Co., Ltd; China	US$ 1.00 Ordinary shares	100	100	Units 15 - 16, 18/F, China World Office Building 2, No. 1 Jianguomenwai Dajie, Chaoyang District, Beijing, China
Rio Tinto Minerals Inc.; United States	US$0.01 Common shares	100	100	CSC, 15 West South Temple, Suite 1701, Salt Lake City UT 84101, United States
Rio Tinto Mining and Exploration Inc.; United States	US$1.00 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Rio Tinto Mining and Exploration Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
	US$1.00 Ordinary shares	100
Rio Tinto Mining and Exploration S.A.C.; Peru	PEN0.5 Ordinary shares	100	100	Calle General Borgono N 1034, Miraflores, Lima 18, Peru
Rio Tinto Namibian Holdings Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Nickel Company; United States	US$0.01 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Rio Tinto Nominees Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto OT Management Limited; United Kingdom	US$1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Overseas Holdings Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
	US$1.00 Ordinary shares	100
Rio Tinto Pension Investments Limited; United Kingdom(b)	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Peru Limited; United Kingdom	US$1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Potash Management Inc./Rio Tinto Potasse Management Inc.; Canada	CAD Common shares	100	100	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Rio Tinto Procurement (Singapore) Pte Ltd; Singapore	US$1.00 Ordinary shares	100	100	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore

Notes to the 2017 financial statements
continued

46 Related undertakings continued

Wholly owned subsidiary undertakings
Name of undertaking and country of incorporation	Share class	% of share class held by Group companies	Effective Group % ownership	Registered office address
Rio Tinto Pte Ltd; Singapore	SGD$1.00 Ordinary shares	100	100	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
	SGD$1.00 Preference shares	100
Rio Tinto Saskatchewan Management Inc.; Canada	CAD Common shares	100	100	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Rio Tinto Saskatchewan Potash Holdings General Partner Inc.; Canada	CAD Common shares	100	100	McCarthy Tetrault LLP, Suite 5300, TD Bank Tower 66 Wellington Street West, Toronto ON M5K 1E6, Canada
Rio Tinto Saskatchewan Potash Holdings Limited Partnership; Canada(c)	—	—	100	McCarthy Tetrault LLP, Suite 5300, TD Bank Tower 66 Wellington Street West, Toronto ON M5K Canada 1E6, Canada
Rio Tinto Secretariat Limited	£1.00 Ordinary shares	100	100	6 St James's Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Services Inc.; United States	US$0.01 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Rio Tinto Services Limited; Australia(a)	AUD Class Z shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
	AUD Ordinary shares	100
Rio Tinto Shared Services Pty Limited; Australia	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Rio Tinto Shipping (Asia) Pte. Ltd.; Singapore	US$1.00 Ordinary shares	100	100	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
Rio Tinto Shipping Pty. Limited.; Australia(a)	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Rio Tinto Simfer UK Limited; United Kingdom	US$1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Singapore Holdings Pte Ltd; Singapore	SGD$1.00 Ordinary shares	100	100	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
	US$ Ordinary shares	100
Rio Tinto South East Asia Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
	US$1.00 Ordinary shares	100
Rio Tinto Staff Fund Pty Limited; Australia(a)	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Rio Tinto Sulawesi Holdings Limited; United Kingdom	US$1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Technological Resources Inc.; United States	US$0.01 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Rio Tinto Technological Resources UK Limited; United Kingdom	US$1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Trading (Shanghai) Co., Ltd.; China	US$1.00 Ordinary shares	100	100	41/F Wheelock Square, No. 1717 West Nanjing Road, Jing’ an District, Shanghai, 200040, China
Rio Tinto Uranium Limited; United Kingdom	US$1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Vostok Limited; United Kingdom	US$1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Western Holdings Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
	US$1.00 Ordinary shares	100
Riversdale Connections (Proprietary) Ltd; South Africa	ZAR1.00 Ordinary shares	100	100	Ground Floor – Cypress Place North, Woodmead Business Park140/142 Western Service Road, Woodmead, 2191, South Africa
Robe River Limited; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Rocklea Station Pty Ltd; Australia	AUD Ordinary shares	100	100	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
RTA AAL Australia Limited; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
RTA Boyne Limited; Australia	AUD Ordinary shares	100	100	Pacific Aluminium, Level 3, 500 Queen Street, Brisbane QLD 4000, Australia
RTA Holdco 1 Limited; United Kingdom	US$ 0.0001 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom

Wholly owned subsidiary undertakings
Name of undertaking and country of incorporation	Share class	% of share class held by Group companies	Effective Group % ownership	Registered office address
RTA Holdco 4 Limited; United Kingdom	US$1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
	US$0.73 Ordinary shares	100
RTA Holdco 7 Limited; United Kingdom	US$1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
	US$ Class A preference shares	100
RTA Holdco 8 Limited; United Kingdom	US$1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
	US$ Class A preference shares	100
RTA Holdco Australia 1 Pty Ltd; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
RTA Holdco Australia 3 Pty Ltd; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
RTA Holdco Australia 5 Pty Ltd; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
RTA Holdco Australia 6 Pty Ltd; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
RTA Holdco France 2017 S.A.S.; France	€ 10.00 Ordinary shares	100	100	17 Place des Reflets, La Defense 2, 92400, Courbevoie, France
RTA Pacific Pty Limited; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
RTA Sales Pty Ltd; Australia	AUD Class A shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
	AUD Class B shares	100
RTA Smelter Development Pty Limited; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
RTA Weipa Pty Ltd; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
RTA Yarwun Pty Ltd; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
RTAlcan 1 LLC; United States	US$ Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
	US$ Class A preferred shares	100
RTAlcan 2 LLC; United States	US$ Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
RTAlcan 3 LLC; United States	US$ Common shares	100	100	CSC, 2711 Centerville Road, Suite 400, Wilmington DE 19808
RTLDS Aus Pty. Ltd; Australia(a)	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
RTLDS UK Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
RTMDC LLC; Mongolia	MNT1,240.00 Common shares	100	100	7 floor, Seoul Business Centre, Zaluuchuud avenue – 26, 1st khoroo, Bayanzurkh district, Ulaanbaatar, 13381, Mongolia
RTPDS Aus Pty Ltd; Australia	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Savoie Services Y.K.; Japan	JPY50,000 Ordinary shares	100	100	Harumi, 3 Nagahama-cho, Ozu-city, Ehime-ken, 799-3412, Japan
Scheuch Unterstuetzungskasse GmbH; Germany	€51.13 Ordinary shares	100	100	Alusingenplatz 1, D-78221, Singen, Germany
Skeleton Coast Diamonds Limited; Namibia	NAD2.00 Ordinary shares	100	100	360 Sam Nujoma Drive, Klein Windhoek, Windhoek, Namibia
Skymont Corporation; United States	US$ Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Société De Financement Des Risques Industriels; Luxembourg	€ Ordinary shares	100	100	534, rue de Neudorf, B.P. 593, Luxembourg, L-2015, Luxembourg
Société D’entreprises, Carriéres Et Mines De L’Esterel; France	€9.33 Ordinary shares	100	100	17 Place des Reflets, La Defense 2, 92400, Courbevoie, France
Société Générale de Recherches et d’exploitations Minières; France	€0.22 Ordinary shares	100	100	17 Place des Reflets, La Defense 2, 92400, Courbevoie, France
Société Immobilière Alpes Provence; France	€15.00 Ordinary shares	100	100	17 Place des Reflets, La Defense 2, 92400, Courbevoie, France
Sohio Western Mining Company; United States	US$100.00 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA

Notes to the 2017 financial statements
continued

46 Related undertakings continued

Wholly owned subsidiary undertakings
Name of undertaking and country of incorporation	Share class	% of share class held by Group companies	Effective Group % ownership	Registered office address
Southern Copper Pty. Limited; Australia	AUD A shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
	AUD B shares	100
	AUD Non cumulative redeemable preference shares	100
	AUD Ordinary shares	100
Swift Current Land & Cattle LLC; United States(c)	—	—	100	CSC, 2338 W. Royal Palm Road, Suite J, Phoenix AZ 85021
Swiss Aluminium Australia Limited; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
	AUD Stock Unit A shares	100
	AUD Stock Unit B shares	100
	AUD Stock Unit C shares	100
TBAC Limited; United Kingdom	£1.00 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Technological Resources Pty. Limited; Australia(a)	AUD A Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
	AUD B Ordinary shares	100
The Barrier Corporation (Vic.) Pty. Limited; Australia(a)	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
The Kelian Community and Forest Protection Trust; Singapore(c)	—	—	100	10 Collyer Quay, #10-01 Ocean Financial Centre, 049315, Singapore
The Pyrites Company, Inc.; United States	US$1.00 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
The Roberval and Saguenay Railway Company/La Compagnie du Chemin de Fer Roberval Saguenay; Canada	CAD$100.00 Ordinary shares	100	100	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
	CAD$100.00 Preference shares 6% non-cumulative	100
The Zinc Corporation Pty Ltd; Australia	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
	AUD Z Class ordinary shares	100
Thos. W. Ward Limited; United Kingdom	£0.25 Ordinary shares	100	100	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Three Crowns Insurance Company Limited; Bermuda	£1.00 Common shares	100	100	Canon’s Court, 22 Victoria Street, Hamilton, HM 12, Bermuda
Tinto Holdings Australia Pty. Limited; Australia	AUD A shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
	AUD Ordinary shares	100
Trans Territory Pipeline Pty Limited; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
U.S. Borax Inc.; United States	US$0.10 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Union Générale Industrielle Africaine; Morocco	MAD100.00 Ordinary shares	100	100	52 bld Zerktouni – 1er étage – Appartement N° 3–, Espace Erreda—Casablanca–Maroc, Maroc, Morocco
Victoria Technology Inc.; United States(a)	US$1.00 Ordinary shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Waste Solutions and Recycling LLC; United States	US$ Units shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
West Kutai Foundation Limited; Singapore(c)	—	—	100	10 Collyer Quay, #10-01 Ocean Financial Centre, 049315, Singapore
Wimmera Industrial Minerals Pty. Limited; Australia(a)	AUD Ordinary shares	100	100	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Winchester South Development Company Proprietary Limited; Australia	AUD Ordinary shares	100	100	123 Albert Street, Brisbane QLD 4000, Australia
Wyoming Coal Resources Company; United States	US$0.01 Common shares	100	100	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
201 Logistics Center, LLC; United States(c)	—	—	50	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
AGM Holding Company Pte Ltd; Singapore	US$ Ordinary shares	100	50.8	77 Robinson Road, #13-00, Robinson 77, 068896, Singapore

Other Group entities including subsidiaries where the effective ownership is less than 100%, associated undertakings and significant holdings in undertakings other than subsidiary companies
Name of undertaking and country of incorporation	Share class	% of share class held by Group companies	Effective Group % ownership	Registered office address
Alufluor AB; Sweden	SEK1,000.00 Ordinary shares	50	50	Industrigatan 70, Box 902, S-25109, Helsingborg, Sweden
Aluminerie Alouette Inc; Canada	CAD Ordinary shares	40	40	400, Chemin de la Pointe-Noire, C.P. 1650, Sept-Îles Québec G4R 5M9, Canada
Aluminerie De Bécancour, Inc.; Canada	CAD1.00 Ordinary shares	50.1	25.2	5555 Pierre Thibault Street, PO 30, Becancour, Quebec G0X 1B, Canada
Aluminium & Chemie Rotterdam B.V.; Netherlands	€4,555 Ordinary shares	65.8	65.8	Oude Maasweg 80, NL-3197 KJ, Botlek, Rotterdam, The Netherlands
Asia Gold Mongolia LLC; Mongolia	MNT1,250.00 Common shares	100	50.7	Suite 1302, F13, Monnis Tower, Chingis Avenue-15, 1st Khoroo, Sukhbaatar district, Ulaanbaatar, 14240, Mongolia
Asia Naran Bulag LLC; Mongolia	MNT1,000.00 Common shares	100	50.7	Suite 1302, F13, Monnis Tower, Chingis Avenue-15, 1st Khoroo, Sukhbaatar district, Ulaanbaatar, 14240, Mongolia
Balkhash Saryshagan LLP; Kazakhstan(c)	—	—	75	Dostyk 310/G, Almaty, 050020, Kazakhstan
Beasley River Marketing Pty Ltd; Australia	AUD A Class Shares	100	53	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
	AUS B Shares	100
Bektau B.V.; Netherlands	€200.00 Ordinary shares	75	75	Welplaatweg 104, 3197 KS , Botlek-Rotterdam, The Netherlands, Netherlands
Blair Athol Coal Pty. Ltd.; Australia	AUD Ordinary shares	57.2	71.2	123 Albert Street, Brisbane QLD 4000, Australia
Boyne Smelters Limited; Australia	AUD A1 Class shares	100	59.4	123 Albert Street, Brisbane QLD 4000, Australia
	AUD A2 Class shares	100
	AUD B1 Class shares	100
CanPacific Potash Inc.; Canada(c)	—	—	32	c/o McKercher LLP, 374 Third Avenue South, Saskatoon SK S7K1M5, Canada
Carol Lake Company Ltd.; Canada	CAD$100.00 Ordinary shares	100	58.7	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Chinalco Rio Tinto Exploration Co. Ltd (in liquidation); China(d)	CNY1.00 Capital Contribution (Ordinary shares	49	49	Unit 402, China Resources Building, No. 8 Jianguomenbei Avenue, Dong Cheng District, Beijing, 100005 P.R., China
Chlor Alkali Unit Pte Ltd; Singapore	SGD$1.00 Ordinary (SGD) shares	100	68.4	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
	US$1.00 Ordinary (USD) shares	68.4
Corporation De Pêche Ste-Marguerite Inc.; Canada	CAD$10.00 Ordinary shares	96.8	96.8	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Dalrymple Bay Coal Terminal Pty Ltd; Australia	AUD Ordinary shares	32.1	22.8	Martin Armstrong Drive, Hay Point via Mackay QLD 4740, Australia
Dampier Salt Limited; Australia	AUD Ordinary ($1.00257)shares	68.4	68.4	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
	AUD Ordinary ($1.88 on 31/01/2013) shares	68.4
Enarotali Gold Project Limited; Jersey	£0.001 Ordinary shares	25	25	13 Castle Street, St Helier, Jersey JE4 5UT, Jersey
Energy Resources of Australia Ltd; Australia	AUD A Class ordinary shares	68.4	68.4	C/- Mallesons Stephen Jacques, 60 Marcus Clarke Street, Canberra ACT, Australia
Fabrica De Plasticos Mycsa, S.A.; Bolivarian Republic of Venezuela(d)	VEF1.00 Common shares	49	49	Urbanización Industrial San Ignacio, parcela 2-A, vía San Pedro, Los Teques, Estado Miranda, Venezuela
Global Hubco BV; Netherlands	€1.00 Ordinary shares	33.3	33.3	c/o TMF Netherlands B.V., Luna Arena, Herikerbergweg 238, 1101, CM Amsterdam Zuidoost, Netherlands
Gulf Power Company/La Compagnie Gulf Power; Canada	CAD$100.00 Ordinary shares	100	58.7	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Hail Creek Marketing Pty Ltd; Australia	AUD Ordinary shares	82	82	123 Albert Street, Brisbane QLD 4000, Australia
Halco (Mining) Inc.; United States	US$100.00 Ordinary shares	45	45	The Prentice-Hall Corporation System, Inc., 2711 Centerville Road, Suite 400, Willmington DE 19808, United States
Half-Tide Marine Pty Ltd; Australia	AUD Ordinary shares	48.6	34.6	DBCT MS F283, Martin Armstrong Drive, Hay Point, QLD 4740, Australia
Heruga Exploration LLC; Mongolia	MNT 12,500 Common Shares	100	50.8	Suite 1302, F13, Monnis Tower, Chingis Avenue-15, 1st Khoroo, Sukhbaatar district, Ulaanbaatar, 14240, Mongolia
Hope Downs Marketing Company Pty Ltd; Australia	AUD A Class shares	100	50	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Hydrogen Energy International LLC; United States(c)	—	—	50	1209 Orange Street, Wilmington, New Castle, Delaware, U.S.A.
IAL Holdings Singapore Pte Ltd; Singapore	US$ Ordinary shares	100	57.8	77 Robinson Road, #13-00, Robinson 77, 068896, Singapore
Iron Ore Company of Canada; United States	US$1,000.00 Series B shares	91.4	58.7	1209 Orange Street, Wilmington, Delaware 19801, U.S.A.
	US$1,000.00 Series G shares	100
	US$1,000.00 Series F shares	100

Notes to the 2017 financial statements
continued

46 Related undertakings continued

Other Group entities including subsidiaries where the effective ownership is less than 100%, associated undertakings and significant holdings in undertakings other than subsidiary companies
Name of undertaking and country of incorporation	Share class	% of share class held by Group companies	Effective Group % ownership	Registered office address
Korgantas LLP; Kazakhstan(c)	—	—	75	Dostyk 310/G, Almaty, 050020, Kazakhstan
Lao Sanxai Minerals Company Limited; Lao People’s Democratic Republic	US$1.00 Ordinary shares	70	70	5th Floor, ANZ Bank Building, 33 Lane Xang Avenue, Hatsady Village, Chanthaboury District, Vientiane Capital, Lao People’s Democratic Republic
Leichhardt Coal Pty Limited; Australia	AUD Ordinary shares	44.7	44.7	123 Albert Street, Brisbane QLD 4000, Australia
Magma Arizona Railroad Company; United States	US$100.00 Common shares	99.9	54.9	CSC, 2338 W. Royal Palm Road, Suite J, Phoenix AZ 85021
Minera Escondida Ltda; Chile(c)	—	—	30	Av.Cerro Plomo, Piso 18,Las Condes, Santiago, 7580154, Chile
Movele; Luxembourg	US$ Ordinary shares	100	50.8	22 rue Jean-Pierre Brasseur, L-1258, Luxembourg
	US$ Preference shares	100
New Zealand Aluminium Smelters Ltd; New Zealand	NZD1.00 Class A Ordinary shares	79.4	79.4	Tiwai Road , Southland via Intercargill, New Zealand
Northern Land Company Ltd; Canada	CAD1.00 Ordinary shares	50	58.7	235 Water Street, Ste 1000 Scotia Ctr, St-John’s Newfoundland A1C 1B6
Nozalela Mineral Sands (Pty) Ltd; South Africa	ZAR 1.00 Ordinary shares	100	74	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
NZAS Retirement Fund Trustee Limited; New Zealand	NZD Ordinary shares	100	79.4	Mercer (NZ) Limiited, Level 8, 113-119 The Terrace, Wellington, 6140, New Zealand
Orian Holding Corp; British Virgin Islands(e)	US$ Common shares	100	50.8	Midocean Cambers-Management and Trust Services (BVI) Limited, PO Box 805, Pelican Drive, Road Town, Tortola,VG 110, British Virgin Islands
Oyu Tolgoi LLC; Mongolia(f)	MNT10,000.00 Common shares	66	33.5	Level 12 Monnis Tower, Chinggis Avenue-15, 1st khoroo, Sukhbaatar District, Ulaanbaatar, 14240, Mongolia
Oyu Tolgoi Netherlands BV; Netherlands	€100.00 Ordinary shares	100	50.8	Prins Bernhardplein 200 , Amsterdam, 1097 JB, The Netherlands
Pechiney Philippines Inc.; Philippines	PHP10.00 Ordinary shares	99.9	99.9	Room 306, ITC Building, 337 Sen Gil Puyat Avenue, Markati, Metro Manila, Philippines
Pechiney Reynolds Quebec, Inc.; United States	US$10.00 Common shares	50	50.2	CSC, 233 South 13th Street, Suite 1900, Lincoln NE 68508, U.S.A.
	US$100.00 Preferred shares	100
Procivis Savoie; France	€19.00 Ordinary shares	22.1	22.1	116 Quai Charles Roissard, 73000, Chambéry, France
PT Hutan Lindung Kelian Lestari; Indonesia	IDR9,803.00 Ordinary shares	99	99	Kelian Mine Site, West Kutai, East Kalimantan, Indonesia
PT Kelian Equatorial Mining; Indonesia	IDR1,080.00 Ordinary shares	90	90	31st Floor, Menara BTPN, Jl. Dr. Ide Anak Agung Gde Agung Lot 5.5-5.6, Mega Kuningan, Jakarta, 12950, Indonesia
PT Mitra Sumbawa Minerals; Indonesia	US$1.00 Ordinary shares	90	90	15th Floor, Menara Anugrah, Kantor Taman E3.3, Jalan DR. Ide Anak Agung Gde Agung Lot 8.6-8.7, Jakarta, 12950, Indonesia
PT Rikit Alas Minerals; Indonesia	US$1.00 Ordinary shares	90	90	15th Floor, Menara Anugrah, Kantor Taman E3.3, Jalan DR. Ide Anak Agung Gde Agung Lot 8.6-8.7, Jakarta, 12950, Indonesia
QIT Madagascar Minerals SA; Madagascar	US$10.00 Certicats d’investissemant	100	80	Immeuble ASSIST, Ivandry , Lot N°35, 5ème étage, 101 Antananarivo , Antananarivo, Madagascar
	US$10.00 Common shares	80
Quebec North Shore and Labrador Railway Company/ Compagnie de Chemin de Fer du Littoral Nord de Quebec et du Labrador Inc.; Canada	CAD$27.59 Ordinary shares	100	58.7	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Queensland Alumina Limited; Australia	AUD Class B shares	100	80	Plant Operations Building, Parsons Point, Gladstone QLD 4680, Australia
	AUD Class C shares	100
	AUD CLASS D shares	100
Resolution Copper Mining LLC; United States(c)	—	—	55	CSC, 251 Little Falls Drive, Wilmington DE 19808, U.S.A.
Richards Bay Mining (Proprietary) Limited; South Africa	ZAR0.01 B Ordinary shares	99.9	73.9	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
	ZAR0.01 B Preference shares	100
	ZAR 0.01 BHP Billiton Preference share	100
Richards Bay Prefco (Pty) Ltd; South Africa	ZAR0.01 Preference shares	100	99.9	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
Richards Bay Titanium (Proprietary) Limited; South Africa	ZAR0.01 B Preference shares	100	73.9	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
	ZAR0.01 BHP Billiton Preference shares	100
	ZAR0.01 B Ordinary shares	100
Rightship Pty Ltd; Australia	AUD Ordinary shares	33.3	33.3	Level 20, 500 Collins Street, Melbourne VIC 3000, Australia
Rio Tinto Orissa Mining Private Ltd; India	INR100.00 Ordinary shares	51	51	N-3 / 356, IRC Village, Nayapalli, Bhubaneswar, Orissa, 751015, India

Rio Tinto Sohar Logistics LLC; Oman	OMR1.00 Ordinary shares	70	70	P.O. Box 686, Ruwi, 112, Oman
Riversdale Anthracite Colliery (Proprietary) Ltd; South Africa	ZAR2.00 Ordinary shares	74	74	Ground Floor – Cypress Place North, Woodmead Business Park, 140-142 Western Service Road, Woodmead, 2151, South Africa
Robe River Mining Co. Pty. Ltd.; Australia	AUD Class A shares	40	73.6	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
	AUD Class B shares	76.4
Robe River Ore Sales Pty. Ltd.; Australia	AUD Ordinary	65	57.1	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Rössing Uranium Limited; Namibia(f)	NAD1 “B” Shares shares	71.2	35.6	360 Sam Nujoma Drive, Klein Windhoek, Windhoek, Namibia
	NAD0.1 “C” Shares	70.6
Saryarka B.V.; Netherlands	€200.00 Ordinary shares	75	75	Welplaatweg 104, 3197 KS , Botlek-Rotterdam, The Netherlands, Netherlands
SGLS LLC; Mongolia	MNT10,000 Common shares	100	50.8	Suite 1302, F13, Monnis Tower, Chingis Avenue-15, 1st Khoroo, Sukhbaatar district, Ulaanbaatar, 14240, Mongolia
Simfer Jersey Finance 1 Ltd; Jersey	US$ Ordinary shares	100	53	22 Grenville Street, St Helier, JE4 8PX, Jersey
Simfer Jersey Finance 2 Ltd; Jersey	US$ Ordinary shares	53	53	22 Grenville Street, St Helier, JE4 8PX, Jersey
Simfer Jersey Limited; Jersey	US$ Ordinary shares	53	53	22 Grenville Street, St Helier, JE4 8PX, Jersey
Simfer Jersey Nominee Limited; United Kingdom	£1.00 Ordinary shares	100	53	6 St James’s Square, London, SW1Y 4AD, United Kingdom
SIMFER S.A.; Guinea(f)	GNF100,000 Ordinary shares	85	45	Résidence Dolphine1 – Coleah Corniche Sud, Commune de Matam, BP 848, Conakry, BP 848, Guinea
Singapore Metals Pte. Ltd.; Singapore	US$ Ordinary shares	100	50.8	77 Robinson Road, #13-00, Robinson 77, 068896, Singapore
Société Minière Et De Participations Guinée-Alusuisse; Guinea(c)	—	—	50	Tougue, Guinea
Sohar Aluminium Co. L.L.C.; Oman	OMR1.00 Ordinary shares	20	20	Sohar Industrial Estate, P.O. Box 80, PC 327, Sohar, Sultanate of Oman
THR Aruba Holdings LLC A.V.V.; Aruba	US$1.00 Common shares	100	50.8	IMC International Management Trust Company N.V.,L.G.Smith Blvd. 62, Miramar Building, Oranjestad, Aruba
THR Delaware Holdings, LLC; United States(c)	—	—	50.8	National Corporate Research, Ltd., 850 New Burton Road, Suite 201, Dover DE 19904, United States
THR Kharmagtai Pte Ltd.; Singapore	US$ Ordinary shares	100	50.8	77 Robinson Road, #13-00, Robinson 77, 068896, Singapore
THR MINES (BC) LTD.; Canada	CAD Common shares	100	50.8	354-200 Granville Street, Vancouver BC V6C 1S4, Canada
	US$ Common shares	100

Notes to the 2017 financial statements
continued

46 Related undertakings continued

Other Group entities including subsidiaries where the effective ownership is less than 100%, associated undertakings and significant holdings in undertakings other than subsidiary companies
Name of undertaking and country of incorporation	Share class	% of share class held by Group companies	Effective Group % ownership	Registered office address
THR Mines Services Co. Ltd.; Canada	CAD Common shares	100	50.8	Lackowicz Shier & Hoffman Barristers & Solicitors, 300-204 Black Street, Whitehorse YT Y1A 2M9, Canada
THR OYU TOLGOI LTD.; British Virgin Islands	US$1.00 Ordinary shares	100	50.8	Midocean Chambers, Road Town, Tortola, Virgin Islands, British
THR Ulaan Pte. Ltd.; Singapore	US$ Ordinary shares	100	50.8	77 Robinson Road, #13-00, Robinson 77, 068896, Singapore
Tisand (Proprietary) Limited; South Africa	ZAR1.00 A Ordinary shares	100	74	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
	ZAR1.00 B Ordinary shares	100
	ZAR1,000.00 Cumulative preference shares	100
Tomago Aluminium Company Pty Limited; Australia	AUD Ordinary shares	100	51.6	638 Tomago Road, Tomago, NSW 2322, Australia
Turquoise Hill (Beijing) Services Company Ltd; China(c)	—	—	50.8	Room 2913, Cameo Center, No.16 GuangShun South Street, WangJing ChaoYang District, Beijing China. 100102
Turquoise Hill Netherlands Cooperatief U.A.; Netherlands	US$ COOP shares	100	50.8	Prins Bernhardplein 200, 1097 JB Amsterdam, The Netherlands
Turquoise Hill Resources Ltd.; Canada	CAD Common shares	50.8	50.8	300-204 Black Street, Whitehorse Yukon Territories Y1A 2M9, Canada
Turquoise Hill Resources Philippines Inc.; Philippines(d)	PHP100.00 Common shares	99.9	50.8	Romulo Mabanta Buenaventura Sayoc & De Los Angeles, 21st Floor, Philamlife Tower, 8767 Paswode Roxas, Makati City, 1226, Philippines
Turquoise Hill Resources Singapore Pte Ltd.; Singapore	SGD1.00 Common shares	100	50.8	1A International Business Park, 609933, Singapore
Twin Falls Power Corporation Ltd; Canada	CAD Class B shares	74.4	34.253	Hydro Place, P.O. Box 12500, St-John’s Newfoundand and Labrador A1B 3T5, Canada
Yalleen Pastoral Co Pty Ltd; Australia	AUD Ordinary shares	63.7	56	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Zululand Titanium (Pty) Ltd; South Africa	ZAR1.00 Ordinary shares	100	74	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa

In addition, the Group participates in the following unincorporated arrangements:
Name of undertaking and country of incorporation	Address or principal place of business	Interest % owned by the Group
Bao-HI Ranges Joint Venture; Australia	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia	54
Blair Athol Joint Venture; Australia	123 Albert Street, Brisbane QLD 4000, Australia	71.2
Cape Bougainville Joint Venture; Australia	123 Albert Street, Brisbane QLD 4000, Australia	53.8
Channar Mining Joint Venture; Australia	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia	60
Diavik Joint Venture; Canada	300-5201 50th Avenue, Yellowknife NT X1A 2P9, Canada	60
Gladstone Power Station Joint Venture; Australia	NRG Gladstone Operating Service, Gladstone Power Station, Gladstone QLD 4680, Australia	42.1
Grasberg joint operation; Indonesia	JI Mandala Raya Selatan, No. 1 Kuala Kencana, Timika, Irian Jaya, 98663, Indonesia	40
Green Mountain Mining Venture; United States	4700 Daybreak Parkway, South Jordan UT 84009, United States	100
Hail Creek Joint Venture; Australia	123 Albert Street, Brisbane QLD 4000, Australia	82
Hope Downs Joint Venture; Australia	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia	50
Kestrel Joint Venture; Australia	123 Albert Street, Brisbane QLD 4000, Australia	80
Mitchell Plateau Joint Venture; Australia	123 Albert Street, Brisbane QLD 4000, Australia	52.3
Rhodes Ridge Joint Venture; Australia	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia	50
Robe River Iron Associates Joint Venture; Australia	Level 27,Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia	57.1
Tomago Aluminium Joint Venture; Australia	638 Tomago Road, NSW 2322, Tomago, Australia	51.6
Winchester South Joint Venture; Australia	123 Albert Street, Brisbane QLD 4000, Australia	75
Winter Road Joint Venture; Canada	300-5201 50th Avenue, Yellowknife NT X1A 2P9, Canada	33.3

(a)	Directly held by Rio Tinto Limited.
(b)	Directly held by Rio Tinto plc.
(c)	Group ownership is held through an interest in capital. The entity has no classes of shares.
(d)	In liquidation or application for dissolution filed.
(e)	Dissolved after 31 December 2017.
(f)	Classed as a subsidiary in accordance with section 1162(4)(a) of the Companies Act 2006 on the grounds of dominant influence.
(g)	This company changed its name to Rio Tinto PACE Australia Pty Limited with effect from 12 January 2018.

1